Trade Accounts Receivable and Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable and Other Current Assets
Provisions for expected credit loss	$ 0	$ 0